UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J ..Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

JAN    01.31.17

SEMI-ANNUAL REPORT

AB LARGE CAP GROWTH FUND

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

March 8, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Large Cap Growth Fund (the “Fund”) for the semi-annual reporting period ended January 31, 2017.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality US companies. The Fund invests primarily in the domestic equity securities of companies selected by AllianceBernstein L.P. (the “Adviser”) for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies.

The Adviser expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by US companies, although it may invest in foreign securities.

The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the Russell 1000 Growth Index, for the six- and 12-month periods ended January 31, 2017.

During both periods, all share classes had positive performance, but underperformed the benchmark, before sales charges. For both periods, security selection in the consumer discretionary, consumer staples and industrials sectors, as well as an overweight in health care, detracted. For the six-month period, security selection within the health care and technology sectors contributed to returns; an overweight in the technology sector and underweights in the real estate and

AB LARGE CAP GROWTH FUND •	1

consumer staples sectors also contributed. For the 12-month period, security selection within the health care and technology sectors contributed. An overweight in technology and an underweight in consumer staples also contributed to performance.

The Fund did not utilize derivatives during the six- or 12-month periods.

Market Review and Investment Strategy

Equities climbed fairly steadily during the six-month period ended January 31, 2017. Smaller-cap growth stocks outpaced large-cap growth stocks in the period, as smaller stocks were perceived to be bigger beneficiaries of future US economic policies and deregulation following the surprise election of Donald Trump as president. In the large-cap market, value outperformed growth as investors speculated about potential policy changes with important implications for economic growth, trade and inflation. Late in 2016, the US Federal Reserve raised interest rates as expected, and telegraphed a faster pace of rate hikes in 2017, causing the financials sector to soar. By the end of January 2017, a newly announced US travel ban weighed on sentiment as investors sought to digest the potential economic impact on earnings growth in the consumer discretionary and technology sectors.

The Fund’s Senior Investment Management Team (the “Team”) believes fundamentals and earnings growth can be the most significant catalysts for stock performance, which has heightened the importance of active stock selection. The Fund remains conservatively positioned and focused on long-term success predicated on companies that consistently demonstrate high and persistent profitability and strong growth characteristics, as measured by high returns on assets (“ROA”) and revenue and earnings growth. The Team’s research indicates that the valuations of high ROA companies remain attractive, trading at discounts to both their long-term historical averages and the broader market.

2	• AB LARGE CAP GROWTH FUND

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 1000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Index represents the performance of 1,000 large-cap companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk, because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB LARGE CAP GROWTH FUND •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

4	• AB LARGE CAP GROWTH FUND

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Large Cap Growth Fund*
Class A	3.50%	13.92%

Class B†	3.17%	13.03%

Class C	3.10%	13.06%

Advisor Class‡	3.62%	14.20%

Class R‡	3.28%	13.50%

Class K‡	3.46%	13.87%

Class I‡	3.61%	14.26%

Class Z‡	3.68%	14.35%

Russell 1000 Growth Index	4.28%	17.23%

*     Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.00% and 0.38%, respectively. Also includes the impact of non-recurring refunds for overbilling of prior years’ custody out of pocket fees, which enhanced the performance of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.004% and 0.004%, respectively.

†     Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

‡      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB LARGE CAP GROWTH FUND •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	13.92%	9.08%
5 Years	14.93%	13.93%
10 Years	9.80%	9.32%

Class B Shares
1 Year	13.03%	9.03%
5 Years	13.98%	13.98%
10 Years(a)	9.05%	9.05%

Class C Shares
1 Year	13.06%	12.06%
5 Years	14.05%	14.05%
10 Years	8.93%	8.93%

Advisor Class Shares*
1 Year	14.20%	14.20%
5 Years	15.21%	15.21%
10 Years	10.06%	10.06%

Class R Shares*
1 Year	13.50%	13.50%
5 Years	14.56%	14.56%
10 Years	9.54%	9.54%

Class K Shares*
1 Year	13.87%	13.87%
5 Years	14.89%	14.89%
10 Years	9.86%	9.86%

Class I Shares*
1 Year	14.26%	14.26%
5 Years	15.32%	15.32%
10 Years	10.25%	10.25%

Class Z Shares*
1 Year	14.35%	14.35%
Since Inception†	6.56%	6.56%

The Fund’s current prospectus fee table shows the Fund’s total annual expense ratios as 1.01%, 1.81%, 1.77%, 0.77%, 1.37%, 1.06%, 0.67% and 0.64% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights sections since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

6	• AB LARGE CAP GROWTH FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-1.58%
5 Years	14.83%
10 Years	9.04%

Class B Shares
1 Year	-1.95%
5 Years	14.88%
10 Years(a)	8.77%

Class C Shares
1 Year	1.02%
5 Years	14.95%
10 Years	8.66%

Advisor Class Shares*
1 Year	3.04%
5 Years	16.12%
10 Years	9.78%

Class R Shares*
1 Year	2.41%
5 Years	15.47%
10 Years	9.26%

Class K Shares*
1 Year	2.74%
5 Years	15.82%
10 Years	9.59%

Class I Shares*
1 Year	3.09%
5 Years	16.23%
10 Years	9.97%

Class Z Shares*
1 Year	3.17%
Since Inception†	4.10%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

AB LARGE CAP GROWTH FUND •	7

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,035.00	$5.69	1.11%	$5.80	1.13%
Hypothetical**	$1,000	$1,019.61	$5.65	1.11%	$5.75	1.13%

(Expense Example continued on next page)

8	• AB LARGE CAP GROWTH FUND

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class B
Actual	$1,000	$1,031.70	$9.73	1.90%	$9.83	1.92%
Hypothetical**	$1,000	$1,015.63	$9.65	1.90%	$9.75	1.92%
Class C
Actual	$1,000	$1,031.00	$9.52	1.86%	$9.62	1.88%
Hypothetical**	$1,000	$1,015.83	$9.45	1.86%	$9.55	1.88%
Advisor Class
Actual	$1,000	$1,036.20	$4.41	0.86%	$4.52	0.88%
Hypothetical**	$1,000	$1,020.87	$4.38	0.86%	$4.48	0.88%
Class R
Actual	$1,000	$1,032.80	$7.63	1.49%	$7.74	1.51%
Hypothetical**	$1,000	$1,017.69	$7.58	1.49%	$7.68	1.51%
Class K
Actual	$1,000	$1,034.60	$6.05	1.18%	$6.15	1.20%
Hypothetical**	$1,000	$1,019.26	$6.01	1.18%	$6.11	1.20%
Class I
Actual	$1,000	$1,036.10	$4.26	0.83%	$4.36	0.85%
Hypothetical**	$1,000	$1,021.02	$4.23	0.83%	$4.33	0.85%
Class Z
Actual	$1,000	$1,036.80	$3.85	0.75%	$3.95	0.77%
Hypothetical**	$1,000	$1,021.42	$3.82	0.75%	$3.92	0.77%
+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% annual return before expenses.

AB LARGE CAP GROWTH FUND •	9

Expense Example

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $3,899.0

TEN LARGEST HOLDINGS†

January 31, 2017 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Alphabet, Inc. – Class A & Class C	$271,710,657	7.0%
Facebook, Inc. – Class A	256,936,957	6.6
Visa, Inc. – Class A	191,972,474	4.9
Apple, Inc.	164,126,117	4.2
Biogen, Inc.	156,387,203	4.0
Home Depot, Inc. (The)	155,814,028	4.0
UnitedHealth Group, Inc.	139,425,776	3.6
Intuitive Surgical, Inc.	124,436,217	3.2
Xilinx, Inc.	116,479,967	3.0
Starbucks Corp.	110,656,573	2.8
	$1,687,945,969	43.3%

*	All data are as of January 31, 2017. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

†	Long-term investments.

Please note: The Fund’s sector breakdown is classified in the above pie chart and throughout this report according to the Russell sector classification scheme. The Russell Sector scheme was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation. Multiple resources are used to obtain overall information about the company. Additional Russell sector scheme information can be found within Russell Index methodology documents available on www.russell.com. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10	• AB LARGE CAP GROWTH FUND

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.8%
Technology – 34.1%
Computer Services, Software & Systems – 19.6%
Adobe Systems, Inc.(a)	942,610	$106,873,122
Alphabet, Inc. – Class A(a)	41,665	34,173,216
Alphabet, Inc. – Class C(a)	298,118	237,537,441
Cognizant Technology Solutions Corp. –Class A(a)	638,910	33,600,277
Facebook, Inc. – Class A(a)	1,971,585	256,936,957
Palo Alto Networks, Inc.(a)(b)	239,304	35,311,698
salesforce.com, Inc.(a)	304,034	24,049,090
ServiceNow, Inc.(a)	401,816	36,412,566

		764,894,367

Computer Technology – 4.2%
Apple, Inc.	1,352,502	164,126,117

Electronic Components – 0.8%
Amphenol Corp. – Class A	446,075	30,105,602

Electronic Entertainment – 2.0%
Electronic Arts, Inc.(a)	948,590	79,140,864

Semiconductors & Component – 6.3%
NVIDIA Corp.	612,018	66,820,125
Texas Instruments, Inc.	799,080	60,362,503
Xilinx, Inc.	2,001,374	116,479,967

		243,662,595

Telecommunications Equipment – 1.2%
Arista Networks, Inc.(a)(b)	506,316	47,593,704

		1,329,523,249

Health Care – 21.3%
Biotechnology – 5.7%
Alexion Pharmaceuticals, Inc.(a)	498,111	65,093,145
Biogen, Inc.(a)	564,086	156,387,203

		221,480,348

Health Care Facilities – 0.5%
VCA, Inc.(a)	201,070	18,216,942

Health Care Management Services – 3.6%
UnitedHealth Group, Inc.	860,122	139,425,776

Health Care Services – 1.6%
Cerner Corp.(a)	1,169,340	62,805,251

Medical & Dental Instruments & Supplies – 3.1%
Align Technology, Inc.(a)	271,990	24,938,763
Edwards Lifesciences Corp.(a)	1,001,900	96,422,856

		121,361,619

AB LARGE CAP GROWTH FUND •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Medical Equipment – 5.7%
Danaher Corp.	1,185,457	$99,483,552
Intuitive Surgical, Inc.(a)	179,642	124,436,217

		223,919,769

Pharmaceuticals – 1.1%
Gilead Sciences, Inc.	612,780	44,395,911

		831,605,616

Consumer Discretionary – 20.3%
Auto Parts – 0.6%
WABCO Holdings, Inc.(a)	217,092	23,669,541

Cable Television Services – 2.0%
Comcast Corp. – Class A	1,026,520	77,420,138

Diversified Retail – 4.2%
Costco Wholesale Corp.	459,010	75,254,689
Dollar Tree, Inc.(a)	1,119,010	86,376,382

		161,631,071

Entertainment – 1.3%
Walt Disney Co. (The)	463,267	51,260,493

Leisure Time – 1.4%
Priceline Group, Inc. (The)(a)	33,990	53,538,669

Restaurants – 3.2%
Chipotle Mexican Grill, Inc. – Class A(a)(b)	37,620	15,854,573
Starbucks Corp.	2,003,922	110,656,573

		126,511,146

Specialty Retail – 5.4%
Home Depot, Inc. (The)	1,132,534	155,814,028
O’Reilly Automotive, Inc.(a)	51,310	13,457,074
Ulta Salon Cosmetics & Fragrance, Inc.(a)	153,330	41,748,692

		211,019,794

Textiles, Apparel & Shoes – 2.2%
NIKE, Inc. – Class B	1,639,334	86,720,769

		791,771,621

Financial Services – 8.3%
Asset Management & Custodian – 0.3%
BlackRock, Inc. – Class A	38,500	14,398,230

Financial Data & Systems – 7.5%
Fiserv, Inc.(a)	584,130	62,753,086
Vantiv, Inc. – Class A(a)	600,520	37,376,365
Visa, Inc. – Class A	2,321,031	191,972,474

		292,101,925

Securities Brokerage & Services – 0.5%
MarketAxess Holdings, Inc.	103,120	19,309,220

		325,809,375

12	• AB LARGE CAP GROWTH FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

Producer Durables – 4.8%
Machinery: Tools – 0.7%
Snap-on, Inc.	145,980	$26,499,750

Scientific Instruments: Control & Filter – 2.6%
Allegion PLC	468,080	30,738,814
IDEX Corp.	161,170	14,531,087
Roper Technologies, Inc.	291,290	55,883,986

		101,153,887

Scientific Instruments: Electrical – 0.8%
AO Smith Corp.	625,059	30,471,626

Scientific Instruments: Gauges & Meters – 0.7%
Mettler-Toledo International, Inc.(a)	64,840	27,662,689

		185,787,952

Consumer Staples – 2.8%
Beverage: Soft Drinks – 2.2%
Monster Beverage Corp.(a)	2,044,490	87,095,274

Drug & Grocery Store Chains – 0.6%
CVS Health Corp.	266,420	20,996,560

		108,091,834

Materials & Processing – 1.2%
Building Materials – 0.4%
Acuity Brands, Inc.	84,538	17,518,810

Diversified Materials & Processing – 0.8%
Hexcel Corp.	572,723	29,409,326

		46,928,136

Total Common Stocks (cost $2,937,413,910)		3,619,517,783

SHORT-TERM INVESTMENTS – 7.9%
Investment Companies – 7.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(c)(d) (cost $306,945,265)	306,945,265	306,945,265

Total Investments Before Security Lending Collateral for Securities Loaned – 100.7% (cost $3,244,359,175)		3,926,463,048

AB LARGE CAP GROWTH FUND •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(c)(d) (cost $29,369,330)	29,369,330	$29,369,330

Total Investments – 101.5% (cost $3,273,728,505)		3,955,832,378
Other assets less liabilities – (1.5)%		(56,835,847)

Net Assets – 100.0%		$3,898,996,531

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

14	• AB LARGE CAP GROWTH FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,937,413,910)(a)	$3,619,517,783
Affiliated issuers (cost $336,314,595—including investment of cash collateral for securities loaned of $29,369,330)	336,314,595
Receivable for investment securities sold	33,653,235
Receivable for capital stock sold	20,746,115
Unaffiliated dividends and interest receivable	656,982
Affiliated dividends receivable	102,079
Due from custodian	164,211

Total assets	4,011,155,000

Liabilities
Payable for investment securities purchased	70,523,577
Payable for collateral received on securities loaned	29,369,330
Payable for capital stock redeemed	8,383,936
Advisory fee payable	2,264,272
Distribution fee payable	740,839
Transfer Agent fee payable	312,736
Administrative fee payable	15,876
Accrued expenses	547,903

Total liabilities	112,158,469

Net Assets	$3,898,996,531

Composition of Net Assets
Capital stock, at par	$99,015
Additional paid-in capital	3,218,498,718
Distributions in excess of net investment income	(6,541,087)
Accumulated net realized gain on investment and foreign currency transactions	4,836,012
Net unrealized appreciation on investments	682,103,873

$3,898,996,531

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,621,148,238	41,136,527	$39.41	*

B	$23,080,574	768,268	$30.04

C	$412,160,503	13,552,616	$30.41

Advisor	$1,337,558,420	31,419,285	$42.57

R	$43,604,278	1,145,028	$38.08

K	$75,982,868	1,894,357	$40.11

I	$160,871,721	3,798,545	$42.35

Z	$224,589,929	5,300,698	$42.37

(a)	Includes securities on loan with a value of $29,079,345 (see Note E).
*	The maximum offering price per share for Class A shares was $41.16 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB LARGE CAP GROWTH FUND •	15

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2017 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$13,016,211
Affiliated issuers	502,076
Other income(a)	164,211	$13,682,498

Expenses
Advisory fee (see Note B)	13,283,557
Distribution fee—Class A	1,994,121
Distribution fee—Class B	122,770
Distribution fee—Class C	2,008,706
Distribution fee—Class R	106,607
Distribution fee—Class K	93,944
Transfer agency—Class A	1,062,140
Transfer agency—Class B	21,359
Transfer agency—Class C	272,169
Transfer agency—Advisor Class	837,123
Transfer agency—Class R	55,435
Transfer agency—Class K	75,155
Transfer agency—Class I	67,981
Transfer agency—Class Z	17,459
Registration fees	137,712
Printing	120,584
Custodian	117,062
Administrative	26,924
Audit and tax	23,196
Legal	21,492
Directors’ fees	12,798
Miscellaneous	60,392

Total expenses	20,538,686
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(319,367)

Net expenses		20,219,319

Net investment loss		(6,536,821)

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		65,564,660
Foreign currency transactions		803
Net change in unrealized appreciation/depreciation of investments		70,498,937

Net gain on investment and foreign currency transactions		136,064,400

Net Increase in Net Assets from Operations		$129,527,579

(a)	Other income represents a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

16	• AB LARGE CAP GROWTH FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(6,536,821)	$(10,471,222)
Net realized gain on investment and foreign currency transactions	65,565,463	61,442,727
Net change in unrealized appreciation/depreciation of investments	70,498,937	83,300,762
Contributions from Affiliates	– 0	–	1,319

Net increase in net assets from operations	129,527,579	134,273,586
Dividends and Distributions to Shareholders from
Net investment income
Class A	(76,672)	– 0	–
Advisor Class	(1,649,818)	– 0	–
Class I	(192,012)	– 0	–
Class Z	(353,965)	– 0	–
Net realized gain on investment transactions
Class A	(41,769,119)	(125,374,271)
Class B	(792,317)	(3,357,748)
Class C	(13,574,134)	(32,339,662)
Advisor Class	(30,615,686)	(54,861,317)
Class R	(1,174,849)	(2,500,221)
Class K	(1,934,085)	(5,841,015)
Class I	(3,343,717)	(14,231,488)
Class Z	(4,947,862)	(2,114,281)
Capital Stock Transactions
Net increase	399,259,087	1,023,207,979
Capital Contributions
Proceeds from third party regulatory settlement (see Note F)	– 0	–	12,740,967

Total increase	428,362,430	929,602,529
Net Assets
Beginning of period	3,470,634,101	2,541,031,572

End of period (including undistributed/(distributions in excess of net investment income of ($6,541,087) and $2,268,201, respectively)	$3,898,996,531	$3,470,634,101

See notes to financial statements.

AB LARGE CAP GROWTH FUND •	17

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Large Cap Growth Fund, Inc. (the “Fund”), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Effective June 30, 2015 the Fund commenced offering of Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily

18	• AB LARGE CAP GROWTH FUND

Notes to Financial Statements

available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

AB LARGE CAP GROWTH FUND •	19

Notes to Financial Statements

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices

20	• AB LARGE CAP GROWTH FUND

Notes to Financial Statements

since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$3,619,517,783		$	– 0	–	$	– 0	–	$3,619,517,783
Short-Term Investments	306,945,265			– 0	–		– 0	–	306,945,265
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	29,369,330			– 0	–		– 0	–	29,369,330

Total Investments in Securities	3,955,832,378			– 0	–		– 0	–	3,955,832,378
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$3,955,832,378		$	– 0	–	$	– 0	–	$3,955,832,378

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

AB LARGE CAP GROWTH FUND •	21

Notes to Financial Statements

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any,

22	• AB LARGE CAP GROWTH FUND

Notes to Financial Statements

to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain

AB LARGE CAP GROWTH FUND •	23

Notes to Financial Statements

expenses to the extent necessary to limit operating expenses of Class A shares on an annual basis to 1.25% of daily average net assets for Class A shares (the “Expense Cap”). For the six months ended January 31, 2017, there was no such reimbursement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2017, the reimbursement for such services amounted to $26,924.

During the year ended July 31, 2016, the Adviser reimbursed the Fund $1,319 for trading losses incurred due to a trade entry error.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $820,223 for the six months ended January 31, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $45,903 from the sale of Class A shares and received $13,569, $5,183 and $31,644 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Fund’s average daily net assets and to bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2017, such waiver amounted to $288,655. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended January 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$ 217,623	$746,563	$657,241	$306,945	$437

24	• AB LARGE CAP GROWTH FUND

Notes to Financial Statements

Brokerage commissions paid on investment transactions for the six months ended January 31, 2017 amounted to $572,653, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to both Class A shares and Class R shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. Prior to October 31, 2014, payments under Class A shares were limited to an annual rate of .30% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $177,324,758, $19,541,329, $418,480 and $529,267 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,275,106,760		$986,587,709
U.S. government securities	– 0	–	– 0	–

AB LARGE CAP GROWTH FUND •	25

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$707,265,907
Gross unrealized depreciation	(25,162,034)

Net unrealized appreciation	$682,103,873

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2017.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the

26	• AB LARGE CAP GROWTH FUND

Notes to Financial Statements

borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2017, the Fund had securities on loan with a value of $29,079,345 and had received cash collateral which has been invested into Government Money Market Portfolio of $29,369,330. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $0 and $65,435 from the borrower, Government Money Market Portfolio, for the six months ended January 31, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2017, such waiver amounted to $30,712. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended January 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)
$ 771	$250,410	$221,812	$29,369

AB LARGE CAP GROWTH FUND •	27

Notes to Financial Statements

NOTE F

Capital Stock

The Fund has allocated 27,000,000,000 of authorized shares of which 3,000,000,000 is allocated to each of Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z and 6,000,000,000 is allocated to Class B shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	5,403,924	12,097,016	$210,992,564	$459,119,204

Shares issued in reinvestment of distributions	995,867	3,000,999	38,081,950	115,118,358

Shares converted from Class B	88,692	199,144	3,431,479	7,590,208

Shares redeemed	(5,036,354)	(10,208,523)	(195,882,574)	(386,987,101)

Net increase	1,452,129	5,088,636	$56,623,419	$194,840,669

Class B
Shares sold	27,161	58,502	$812,345	$1,751,629

Shares issued in reinvestment of distributions	26,090	108,667	761,314	3,231,780

Shares converted to Class A	(115,349)	(254,721)	(3,431,479)	(7,590,208)

Shares redeemed	(49,258)	(102,253)	(1,473,818)	(3,035,699)

Net decrease	(111,356)	(189,805)	$(3,331,638)	$(5,642,498)

Class C
Shares sold	1,717,575	4,912,992	$52,007,834	$146,686,142

Shares issued in reinvestment of distributions	416,284	979,635	12,297,028	29,467,436

Shares redeemed	(1,368,550)	(1,336,007)	(41,344,505)	(39,954,646)

Net increase	765,309	4,556,620	$22,960,357	$136,198,932

Advisor Class
Shares sold	10,578,518	19,852,360	$444,453,538	$801,442,075

Shares issued in reinvestment of distributions	621,190	1,092,201	25,655,138	45,096,964

Shares redeemed	(6,729,193)	(6,517,212)	(281,891,982)	(263,729,624)

Net increase	4,470,515	14,427,349	$188,216,694	$582,809,415

28	• AB LARGE CAP GROWTH FUND

Notes to Financial Statements

	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class R
Shares sold	255,625	633,691	$9,606,248	$22,851,250

Shares issued in reinvestment of distributions	31,742	67,030	1,173,498	2,496,856

Shares redeemed	(218,485)	(346,074)	(8,196,843)	(12,787,208)

Net increase	68,882	354,647	$2,582,903	$12,560,898

Class K
Shares sold	271,712	757,101	$10,742,029	$29,315,577

Shares issued in reinvestment of distributions	49,681	149,617	1,934,086	5,841,015

Shares redeemed	(336,006)	(617,659)	(13,313,883)	(23,640,057)

Net increase (decrease)	(14,613)	289,059	$(637,768)	$11,516,535

Class I
Shares sold	1,448,109	2,297,076	$60,643,078	$92,950,894

Shares issued in reinvestment of distributions	85,716	343,124	3,521,232	14,088,667

Shares redeemed	(599,023)	(3,424,884)	(25,075,905)	(139,391,882)

Net increase (decrease)	934,802	(784,684)	$39,088,405	$(32,352,321)

Class Z
Shares sold	2,447,362	3,803,899	$102,080,609	$153,748,237

Shares issued in reinvestment of distributions	128,985	51,473	5,301,280	2,113,463

Shares redeemed	(326,286)	(804,969)	(13,625,174)	(32,585,351)

Net increase	2,250,061	3,050,403	$93,756,715	$123,276,349

For the year ended July 31, 2016, the Fund received proceeds of $12,740,967 in connection with a residual distribution from the Alliance Fair Fund relating to regulatory settlements in 2004. This amount is presented in the Fund’s statement of changes in net assets.

NOTE G

Risks Involved in Investing in the Fund

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

AB LARGE CAP GROWTH FUND •	29

Notes to Financial Statements

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2017.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2016 and July 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$7,816,842	$8,491,859
Net long-term capital gains	232,803,161	287,792,714

Total taxable distributions	240,620,003	296,284,573

30	• AB LARGE CAP GROWTH FUND

Notes to Financial Statements

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,268,201
Undistributed capital gains	60,520,659
Unrealized appreciation/(depreciation)	588,506,595	(a)

Total accumulated earnings/(deficit)	$651,295,455

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2016, the Fund did not have any capital loss carryforwards.

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE K

Subsequent Events

The Board of Directors of the Fund recently approved an amendment to the Fund’s advisory agreement reflecting a reduction in the advisory fee effective February 3, 2017. Pursuant to the amended advisory agreement, the Fund pays:

-0.60 of 1.00% of the first $2.5 billion in assets;

-0.50 of 1.00% of the next $2.5 billion; and

-0.45 of 1.00% of the excess of $5 billion.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB LARGE CAP GROWTH FUND •	31

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 39.11	$ 41.19	$ 39.47	$ 33.98	$ 27.33	$ 26.15

Income From Investment Operations
Net investment loss(a)(b)	(.07	)†	(.13)	(.12)	(.16)	(.11)	(.04)
Net realized and unrealized gain on investment and foreign currency transactions	1.41	1.40	7.57	7.26	6.76	1.22
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–
Capital contributions	– 0	–	.14	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.34	1.41	7.45	7.10	6.65	1.18

Less: Dividends and Distributions
Dividends from net investment income	(.01)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(1.03)	(3.49)	(5.73)	(1.61)	– 0	–	– 0	–

Total dividends and distributions	(1.04)	(3.49)	(5.73)	(1.61)	– 0	–	– 0	–

Net asset value, end of period	$ 39.41	$ 39.11	$ 41.19	$ 39.47	$ 33.98	$ 27.33

Total Return
Total investment return based on net asset value(d)	3.50	%†	3.59	%*	20.67	%*	21.23	%*	24.33	%*	4.51	%*
Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$1,621	$1,551	$1,425	$1,176	$1,061	$940
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.11	%^	1.16%	1.21%	1.25%	1.25%	1.25%
Expenses, before waivers/reimbursements(e)	1.13	%^	1.16%	1.21%	1.29%	1.33%	1.37%
Net investment loss(b)	(.37	)%†^	(.35)%	(.30)%	(.43)%	(.36)%	(.14)%
Portfolio turnover rate	29%	59%	74%	66%	68%	95%

See footnote summary on page 40.

32	• AB LARGE CAP GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 30.18		$ 32.81		$ 32.77		$ 28.67		$ 23.25		$ 22.45

Income From Investment Operations
Net investment loss(a)	(.17	)(b)†	(.34	)(b)	(.35)		(.38)		(.30)		(.23)
Net realized and unrealized gain on investment and foreign currency transactions	1.06		1.06		6.12		6.09		5.72		1.03
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–
Capital contributions	– 0	–	.14		– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.89		.86		5.77		5.71		5.42		.80

Less: Distributions
Distributions from net realized gain on investment transactions	(1.03)		(3.49)		(5.73)		(1.61)		– 0	–	– 0	–

Net asset value, end of period	$ 30.04		$ 30.18		$ 32.81		$ 32.77		$ 28.67		$ 23.25

Total Return
Total investment return based on net asset value(d)	3.17	%†	2.79	%*‡	19.66	%*	20.29	%*	23.31	%*	3.56	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,081		$26,546		$35,089		$42,847		$50,425		$56,494
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.90	%^	1.95%		1.98%		2.03%		2.09%		2.18%
Expenses, before waivers/reimbursements(e)	1.92	%^	1.96%		1.98%		2.03%		2.09%		2.18%
Net investment loss	(1.15	)%(b)†^	(1.13	)%(b)	(1.06)%		(1.21)%		(1.19)%		(1.05)%
Portfolio turnover rate	29%		59%		74%		66%		68%		95%

See footnote summary on page 40.

AB LARGE CAP GROWTH FUND •	33

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 30.53		$ 33.14		$ 33.02		$ 28.87		$ 23.41		$ 22.58

Income From Investment Operations
Net investment loss(a)	(.17	)(b)†	(.33	)(b)	(.34)		(.37)		(.30)		(.22)
Net realized and unrealized gain on investment and foreign currency transactions	1.08		1.07		6.19		6.13		5.76		1.05
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–
Capital contributions	– 0	–	.14		– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.91		.88		5.85		5.76		5.46		.83

Less: Dividends and Distributions
Distributions from net realized gain on investment transactions	(1.03)		(3.49)		(5.73)		(1.61)		– 0	–	– 0	–

Net asset value, end of period	$ 30.41		$ 30.53		$ 33.14		$ 33.02		$ 28.87		$ 23.41

Total Return
Total investment return based on net asset value(d)	3.10	%†	2.82	%*	19.77	%*	20.32	%*	23.32	%*	3.68	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$412,161		$390,433		$272,789		$234,286		$208,720		$190,858
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.86	%^	1.92%		1.95%		2.00%		2.05%		2.11%
Expenses, before waivers/reimbursements(e)	1.88	%^	1.92%		1.95%		2.00%		2.05%		2.11%
Net investment loss	(1.12	)%(b)†^	(1.12	)%(b)	(1.04)%		(1.18)%		(1.16)%		(1.00)%
Portfolio turnover rate	29%		59%		74%		66%		68%		95%

See footnote summary on page 40.

34	• AB LARGE CAP GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 42.17		$ 44.04		$ 41.73		$ 35.75		$ 28.69		$ 27.40

Income From Investment Operations
Net investment income (loss)(a)	(.03	)(b)†	(.05	)(b)	(.01)		(.07)		(.05)		.01
Net realized and unrealized gain on investment and foreign currency transactions	1.52		1.53		8.05		7.66		7.11		1.28
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–
Capital contributions	– 0	–	.14		– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.49		1.62		8.04		7.59		7.06		1.29

Less: Dividends and Distributions
Dividends from net investment income	(.06)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(1.03)		(3.49)		(5.73)		(1.61)		– 0	–	– 0	–

Total dividends and distributions	(1.09)		(3.49)		(5.73)		(1.61)		– 0	–	– 0	–

Net asset value, end of period	$ 42.57		$ 42.17		$ 44.04		$ 41.73		$ 35.75		$ 28.69

Total Return
Total investment return based on net asset value(d)	3.62	%†	3.86	%*	20.99	%*	21.56	%*	24.61	%*	4.71	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,337,558		$1,136,459		$551,440		$455,211		$392,438		$361,700
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.86	%^	.91%		.95%		.99%		1.03%		1.07%
Expenses, before waivers/reimbursements(e)	.88	%^	.92%		.95%		.99%		1.03%		1.07%
Net investment income (loss)	(.12	)%(b)†^	(.12	)%(b)	(.03)%		(.17)%		(.14)%		.03%
Portfolio turnover rate	29%		59%		74%		66%		68%		95%

See footnote summary on page 40.

AB LARGE CAP GROWTH FUND •	35

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended January 31, 2017		Year Ended July 31,
	(unaudited)		2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 37.90		$ 40.16		$ 38.73		$ 33.46		$ 27.00		$ 25.89

Income From Investment Operations
Net investment loss(a)	(.14	)(b)†	(.26	)(b)	(.24)		(.26)		(.21)		(.13)
Net realized and unrealized gain on investment and foreign currency transactions	1.35		1.35		7.40		7.14		6.67		1.24
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–
Capital contributions	– 0	–	.14		– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.21		1.23		7.16		6.88		6.46		1.11

Less: Distributions
Distributions from net realized gain on investment transactions	(1.03)		(3.49)		(5.73)		(1.61)		– 0	–	– 0	–

Net asset value, end of period	$ 38.08		$ 37.90		$ 40.16		$ 38.73		$ 33.46		$ 27.00

Total Return
Total investment return based on net asset value(d)	3.28	%†	3.22	%*	20.28	%*	20.89	%*	23.93	%*	4.29	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,604		$40,787		$28,972		$24,675		$19,594		$13,455
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.49	%^	1.52%		1.53%		1.54%		1.56%		1.56%
Expenses, before waivers/reimbursements(e)	1.51	%^	1.52%		1.53%		1.54%		1.56%		1.56%
Net investment loss	(.75	)%(b)†^	(.72	)%(b)	(.62)%		(.72)%		(.68)%		(.49)%
Portfolio turnover rate	29%		59%		74%		66%		68%		95%

See footnote summary on page 40.

36	• AB LARGE CAP GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended January 31, 2017		Year Ended July 31,
	(unaudited)		2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 39.80		$ 41.88		$ 40.06		$ 34.46		$ 27.72		$ 26.50

Income From Investment Operations
Net investment loss(a)	(.09	)(b)†	(.15	)(b)	(.13)		(.16)		(.11)		(.04)
Net realized and unrealized gain on investment and foreign currency transactions	1.43		1.42		7.68		7.37		6.85		1.26
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–
Capital contributions	– 0	–	.14		– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.34		1.41		7.55		7.21		6.74		1.22

Less: Distributions
Distributions from net realized gain on investment transactions	(1.03)		(3.49)		(5.73)		(1.61)		– 0	–	– 0	–

Net asset value, end of period	$ 40.11		$ 39.80		$ 41.88		$ 40.06		$ 34.46		$ 27.72

Total Return
Total investment return based on net asset value(d)	3.46	%†	3.54	%*	20.61	%*	21.25	%*	24.31	%*	4.60	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,983		$75,983		$67,836		$49,304		$49,878		$42,490
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.18	%^	1.21%		1.23%		1.24%		1.25%		1.25%
Expenses, before waivers/reimbursements(e)	1.20	%^	1.21%		1.23%		1.24%		1.25%		1.25%
Net investment loss	(.43	)%(b)†^	(.40	)%(b)	(.33)%		(.42)%		(.36)%		(.15)%
Portfolio turnover rate	29%		59%		74%		66%		68%		95%

See footnote summary on page 40.

AB LARGE CAP GROWTH FUND •	37

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended January 31, 2017		Year Ended July 31,
	(unaudited)		2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 41.96		$ 43.80		$ 41.51		$ 35.54		$ 28.48		$ 27.15

Income From Investment Operations
Net investment income (loss)(a)	(.02	)(b)†	.00	(c)(b)	(.02)		(.03)		.00	(c)	.06
Net realized and unrealized gain on investment and foreign currency transactions	1.50		1.51		8.04		7.61		7.06		1.27
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–
Capital contributions	– 0	–	.14		– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	1.48		1.65		8.02		7.58		7.06		1.33

Less: Dividends and Distributions
Dividends from net investment income	(.06)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(1.03)		(3.49)		(5.73)		(1.61)		– 0	–	– 0	–

Total dividends and distributions	(1.09)		(3.49)		(5.73)		(1.61)		– 0	–	.00

Net asset value, end of period	$ 42.35		$ 41.96		$ 43.80		$ 41.51		$ 35.54		$ 28.48

Total Return
Total investment return based on net asset value(d)	3.61	%†	3.95	%*	21.02	%*	21.69	%*	24.79	%*	4.90	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$160,872		$120,151		$159,794		$39,161		$36,168		$31,948
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.83	%^	.82%		.87%		.90%		.88%		.87%
Expenses, before waivers/reimbursements(e)	.85	%^	.82%		.87%		.90%		.88%		.87%
Net investment income (loss)	(.10	)%(b)†^	.00	%(b)(f)	(.05)%		(.07)%		.00	%(f)	.24%
Portfolio turnover rate	29%		59%		74%		66%		68%		95%

See footnote summary on page 40.

38	• AB LARGE CAP GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31,		June 30, 2015(g) to July 31, 2015
			2016

Net asset value, beginning of period	$ 41.97		$ 43.80		$ 42.68

Income From Investment Operations
Net investment income (loss)(a)	(.01	)(b)†	(.04	)(b)	(.01)
Net realized and unrealized gain on investment and foreign currency transactions	1.52		1.56		1.13
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–
Capital contributions	– 0	–	.14		– 0	–

Net increase in net asset value from operations	1.51		1.66		1.12

Less: Distributions
Dividends from net investment income	(.08)		– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(1.03)		(3.49)		– 0	–

Total dividends and distributions	(1.11)		(3.49)		– 0	–

Net asset value, end of period	$ 42.37		$ 41.97		$ 43.80

Total Return
Total investment return based on net asset value(d)	3.68	%†	3.97	%*	2.62	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$224,590		$128,040		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.75	%^	.79%		.81	%^
Expenses, before waivers/reimbursements(e)	.77	%^	.79%		.81	%^
Net investment income (loss)	(.04	)%(b)†^	(.10	)%(b)	(.35	)%^
Portfolio turnover rate	29%		59%		74%

See footnote summary on page 40.

AB LARGE CAP GROWTH FUND •	39

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended January 31, 2017, such waiver amounted to 0.02% annualized for the Fund.

(f)	Amount is less than .005%.

(g)	Commencement of distribution.

†	For the six months ended January 31, 2017 the amount includes a non-recurring refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.002	.009%	.004%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2016, July 31, 2015, July 31, 2014, July 31, 2013 and July 31, 2012 by 0.03%, 0.06%, 0.38%, 0.01% and 2.81%, respectively.

Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2012 by 0.05%.

Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2016 by 0.38%.

‡	The net asset value and total return include adjustments in accordance with accounting principals generally accepted within the Unites States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

40	• AB LARGE CAP GROWTH FUND

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein,
Senior Vice President and Independent Compliance Officer

Frank V. Caruso(2), Vice President

Vincent C. DuPont(2), Vice President

John H. Fogarty(2), Vice President

Karen A. Sesin(2), Vice President

Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s U.S. Large Cap Growth Investment Team. Ms. Sesin and Messrs. Caruso, DuPont and Fogarty are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

AB LARGE CAP GROWTH FUND •	41

Board of Directors

Information Regarding the Review and Approval of Amendment to the Fund’s Advisory Agreement

At a meeting of the Board of Directors of AB Large Cap Growth Fund, Inc. (the “Fund”) held on January 31-February 1, 2017, the Adviser recommended an amendment to the Fund’s current Advisory Agreement with the Adviser (the “Amended Agreement”) to effect a fee reduction effective February 3, 2017.

After their review of updated comparative fee and expense information, and discussion with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards, and the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer), the disinterested directors (the “directors”) unanimously approved the Amended Agreement.

The directors last approved the continuance of the Fund’s current Advisory Agreement at a meeting held on May 3-5, 2016 (the “May 2016 Meeting”) and a discussion regarding the basis for the Board’s approval is set forth below. In determining to approve the Amended Agreement the directors took into account their review at the May 2016 Meeting and noted that the proposed lowering of the advisory fee would benefit the Fund and its shareholders. The Directors noted that the Adviser was reducing fees for business reasons, and had assured them that there would be no diminution in the nature or quality of services to the Fund.

Board’s Approval at the May 2016 Meeting

The directors unanimously approved the continuance of the Fund’s current Advisory Agreement at the May 2016 Meeting.

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the

42	• AB LARGE CAP GROWTH FUND

Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

AB LARGE CAP GROWTH FUND •	43

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the May 2016 Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the May 2016 Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of

44	• AB LARGE CAP GROWTH FUND

the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected

AB LARGE CAP GROWTH FUND •	45

by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the net assets of the Fund were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the May 2016 Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

46	• AB LARGE CAP GROWTH FUND

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

AB LARGE CAP GROWTH FUND •	47

AB Family of Funds

NOTES

48	• AB LARGE CAP GROWTH FUND

NOTES

AB LARGE CAP GROWTH FUND •	49

NOTES

50	• AB LARGE CAP GROWTH FUND

NOTES

AB LARGE CAP GROWTH FUND •	51

NOTES

52	• AB LARGE CAP GROWTH FUND

AB LARGE CAP GROWTH FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

LCG-0152-0117

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 29, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 29, 2017